Capital Stock (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Capital [Abstract]
Schedule of fair value assumptions of stock options
The fair value of the stock options was calculated to be $880,595 (CAD$1,165,117) using the Black-Scholes Option Pricing Model with the following assumptions:
Expected life of the options	5 years
Expected volatility	265%
Expected dividend yield	0%
Risk-free interest rate	2.03%

The total fair value of the stock options granted was calculated to be $1,373,856 (CAD$1,818,232) using the Black-Scholes Option Pricing Model with the following assumptions:

Expected life of the options	5 years
Expected volatility	140%
Expected dividend yield	0%
Risk-free interest rate	1.28%

The total fair value of the stock options granted was calculated to be $145,045 (CAD$191,960) using the Black-Scholes Option Pricing Model with the following assumptions:

Expected life of the options	5 years
Expected volatility	140%
Expected dividend yield	0%
Risk-free interest rate	1.37%

The fair value of the stock options was calculated to be $726,578 (CAD$922,403) using the Black-Scholes Option Pricing Model with the following assumptions:
Expected life of the options	5 years
Expected volatility	198%
Expected dividend yield	0%
Risk-free interest rate	1.63%

The fair value of the stock options was calculated to be $63,101 (CAD$81,129) using the Black-Scholes Option Pricing Model with the following assumptions:

Expected life of the options	5 years
Expected volatility	262%
Expected dividend yield	0%
Risk-free interest rate	2.16%

The fair value of the stock options was calculated to be $880,595 (CAD$1,165,117) using the Black-Scholes Option Pricing Model with the following assumptions:

Expected life of the options	5 years
Expected volatility	265%
Expected dividend yield	0%
Risk-free interest rate	2.03%

Schedule of changes in stock options activity

	31 October 2019		31 July 2019
	Number of options	Exercise Price	Number of options	Exercise Price
Opening balance	6,075,000	CAD$0.62	4,025,000	CAD$0.65
Granted	3,100,000	CAD$0.88	2,050,000	CAD$0.57
Forfeited	(400,000)	CAD$0.88	-	-

Closing balance	8,775,000	CAD$0.70	6,075,000	CAD$0.62

	31 July 2019		31 July 2018
	Number of options	Exercise Price	Number of options	Exercise Price
Opening balance	4,025,000	CAD$0.65	-	-
Options granted	2,050,000	CAD$0.57	4,025,000	CAD$0.65

Closing balance	6,075,000	CAD$0.62	4,025,000	CAD$0.65

Schedule of changes in Share purchase warrants and brokers' warrants and warrants outstanding
Share purchase warrants and brokers’ warrants
	31 October 2019		31 July 2019
	Number of warrants	Exercise Price	Number of warrants	Exercise Price
Opening balance	22,514,771	CAD$1.22	10,106,820	CAD$0.89
Issued	-	-	28,415,284	CAD$0.93
Exercised	(143,230)	CAD$0.70	(16,007,333)	CAD$0.50
Expired	(225,083)	CAD$0.66	-	-

Closing balance	22,146,458	CAD$1.23	22,514,771	CAD$1.22

As at 31 October 2019, the following warrants are outstanding:

Number of warrants outstanding and exercisable	Exercise price	Expiry dates
21,700	CAD$0.66	3 November 2019
9,072,081	CAD$0.90	14 November 2019
637,393	CAD$0.90	1 December 2019
11,780,134	CAD$1.50	17 May 2023
635,150	CAD$1.25	16 May 2023
22,146,458

Share purchase warrants and brokers’ warrants
	31 July 2019		31 July 2018
	Number of warrants	Exercise Price	Number of warrants	Exercise Price
Opening balance	10,106,820	CAD$0.89	-	-
Warrants issued	28,415,284	CAD$0.93	10,106,820	CAD$0.89
Warrants exercised	(16,007,333)	CAD$0.50	-	-

Closing balance	22,514,771	CAD$1.22	10,106,820	CAD$0.89

As at 31 July 2019, the following warrants are outstanding:

Number of warrants outstanding and exercisable	Exercise price	Expiry dates
248,350	CAD$0.66	15 August 2019
58,324	CAD$0.66	16 August 2019
60,612	CAD$0.66	3 November 2019
9,094,808	CAD$0.90	14 November 2019
637,393	CAD$0.90	1 December 2019
11,780,134	CAD$1.50	17 May 2023
635,150	CAD$1.25	17 May 2023
22,514,771